Report of the directors financial review risk report - Gross loans and allowance for ECL on loans and advances to customers and banks reported in ‘Assets held for sale’ (Details) - GBP (£)
£ in Millions
	Jun. 30, 2024	Dec. 31, 2023
Loans and advances to customers at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	£ 85,721	£ 75,491
Loans and advances to banks at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	14,332	14,371
Gross Loans | Debt instruments measured at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	363,190	364,679
Gross Loans | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	86,703	76,579
Gross Loans | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	456	13,409
Gross Loans | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | Personal
Disclosure of credit risk exposure [line items]
Financial assets	140	10,916
Gross Loans | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | Corporate and Commercial
Disclosure of credit risk exposure [line items]
Financial assets	245	2,362
Gross Loans | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | Non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	71	131
Gross Loans | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	14,334	14,372
Gross Loans | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	12	8,103
Gross Loans | Debt instruments measured at amortised cost | Loans and advances to customers and banks
Disclosure of credit risk exposure [line items]
Financial assets	101,037	90,951
Gross Loans | Debt instruments measured at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	468	21,512
Gross Loans | Debt instruments measured at amortised cost | Loans and advances to customers and banks | Aggregate continuing and discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	101,505	112,463
Impairment allowance | Debt instruments measured at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	(994)	(1,159)
Impairment allowance | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	(982)	(1,088)
Impairment allowance | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(7)	(64)
Impairment allowance | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | Personal
Disclosure of credit risk exposure [line items]
Financial assets	(1)	(61)
Impairment allowance | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | Corporate and Commercial
Disclosure of credit risk exposure [line items]
Financial assets	(6)	(3)
Impairment allowance | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | Non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Impairment allowance | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	(2)	(1)
Impairment allowance | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Impairment allowance | Debt instruments measured at amortised cost | Loans and advances to customers and banks
Disclosure of credit risk exposure [line items]
Financial assets	(984)	(1,089)
Impairment allowance | Debt instruments measured at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(7)	(64)
Impairment allowance | Debt instruments measured at amortised cost | Loans and advances to customers and banks | Aggregate continuing and discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(991)	(1,153)
Armenia | Gross Loans | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	385	0
Armenia | Gross Loans | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | Personal
Disclosure of credit risk exposure [line items]
Financial assets	140	0
Armenia | Gross Loans | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | Corporate and Commercial
Disclosure of credit risk exposure [line items]
Financial assets	245	0
Armenia | Gross Loans | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | Non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Armenia | Gross Loans | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	12	0
Armenia | Gross Loans | Debt instruments measured at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	397	0
Armenia | Impairment allowance | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(7)	0
Armenia | Impairment allowance | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | Personal
Disclosure of credit risk exposure [line items]
Financial assets	(1)	0
Armenia | Impairment allowance | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | Corporate and Commercial
Disclosure of credit risk exposure [line items]
Financial assets	(6)	0
Armenia | Impairment allowance | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | Non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Armenia | Impairment allowance | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Armenia | Impairment allowance | Debt instruments measured at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(7)	0
Retail banking operations in France | Gross Loans | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	13,319
Retail banking operations in France | Gross Loans | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | Personal
Disclosure of credit risk exposure [line items]
Financial assets	0	10,916
Retail banking operations in France | Gross Loans | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | Corporate and Commercial
Disclosure of credit risk exposure [line items]
Financial assets	0	2,362
Retail banking operations in France | Gross Loans | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | Non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	0	41
Retail banking operations in France | Gross Loans | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	8,103
Retail banking operations in France | Gross Loans | Debt instruments measured at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	21,422
Retail banking operations in France | Impairment allowance | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	(64)
Retail banking operations in France | Impairment allowance | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | Personal
Disclosure of credit risk exposure [line items]
Financial assets	0	(61)
Retail banking operations in France | Impairment allowance | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | Corporate and Commercial
Disclosure of credit risk exposure [line items]
Financial assets	0	(3)
Retail banking operations in France | Impairment allowance | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | Non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Retail banking operations in France | Impairment allowance | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Retail banking operations in France | Impairment allowance | Debt instruments measured at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	(64)
Others | Gross Loans | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	71	90
Others | Gross Loans | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | Personal
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Others | Gross Loans | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | Corporate and Commercial
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Others | Gross Loans | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | Non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	71	90
Others | Gross Loans | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Others | Gross Loans | Debt instruments measured at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	71	90
Others | Impairment allowance | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Others | Impairment allowance | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | Personal
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Others | Impairment allowance | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | Corporate and Commercial
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Others | Impairment allowance | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | Non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Others | Impairment allowance | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Others | Impairment allowance | Debt instruments measured at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0